united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2017
Shares			Fair Value
	MUTUAL FUNDS - 76.6%
	DEBT FUNDS - 76.6%
842,369	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Shares		$ 8,634,283
596,658	Credit Suisse Floating Rate High Income Fund - Class I		4,087,110
1,614,286	Dreyfus High Yield Fund - Institutional Shares		10,121,572
852,285	Eaton Vance Floating-Rate Fund - Class I		7,653,521
7,891,402	Eaton Vance Income Fund of Boston- Institutional Shares		45,454,475
776,184	Goldman Sachs High Yield Floating Rate Fund - Institutional Shares		7,560,029
2,891,943	Invesco High Yield Fund - Retail Shares		12,117,242
1,781,352	Janus High-Yield Fund- Institutional Shares		15,177,117
8,366,274	JPMorgan High Yield Fund- Institutional Shares *		61,994,088
9,530,335	MainStay High Yield Corporate Bond Fund- Institutional Shares *		55,180,640
2,662,856	MFS High Income Fund- Institutional Shares		9,106,968
6,405	Salient Select Income Fund - Institutional Shares		153,716
	TOTAL MUTUAL FUNDS (Cost - $235,616,132)		237,240,761

	TOTAL INVESTMENTS -76.6% (Cost - $235,616,132) (a)		$ 237,240,761
	CASH AND OTHER ASSETS LESS LIABILITIES - 23.4%		72,317,145
	TOTAL NET ASSETS - 100.0%		$ 309,557,906

ETF - Exchange Traded Fund
* All or portion of this security is segregated as collateral for swaps.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $235,624,242 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,616,519
		Unrealized depreciation:
		Net unrealized appreciation:	$ 1,616,519

			Unrealized
	SCHEDULE OF SWAPS		Depreciation
	LONG EQUITY SWAP CONTRACTS - 0.1%
	Total return swap with Barclays Bank. The swap provides exposure to the total returns on a basket of mutual funds that is calculated on a daily basis. Under the terms of the swap, the Adviser has the ability to periodically adjust the notional level of the swap. The swap was effective on July 3, 2014 and is reset on a monthly basis. The swap has a term of three years therefrom unless earlier terminated. In addition, the Fund will receive the total return on the basket of mutual funds, including dividends and provide a fee to Barclays Bank, in the amount of LIBOR + 120 bps (Notional Amount $214,742,447)		$ 1,006,663
	TOTAL LONG EQUITY SWAP CONTRACTS		$ 1,006,663

The following table represents the individual long postions and related values of equity securities underlying the total return swap with Barclays Bank:
	Security	Shares	Value
	BlackRock High Yield Municipal	1,950,210	$ 18,100,000
	BlackRock High Yield Portfolio	8,535,632	65,223,200
	Credit Suisse Floating Rate Hi	2,411,867	16,450,770
	Nuveen High Yield Municipal Bond	4,374,622	72,400,000
	Nuveen Symphony Floating Rate	823,961	16,372,097
	Putnam High Yield Trust	2,016,903	15,066,265
	Victory Floating Rate Fund	1,145,074	11,130,115
	Total		$ 214,742,447

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS
Janurary 31, 2017 (Unaudited) (Continued)

Security Valuation –Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds- The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds").  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares.  There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS
Janurary 31, 2017 (Unaudited) (Continued)
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2017 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 237,240,761	$ -	$ -	$ 237,240,761
Total	$ 237,240,761	$ -	$ -	$ 237,240,761
Liabilities
Derivatives:
Swaps	$ -	$ 1,006,663	$ -	$ 1,006,663
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any level at the end of the reporting period.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS
Janurary 31, 2017 (Unaudited) (Continued)

The Fund maintains a control account with the value of the collateral to not be less than 25% of an Equity Notional Amount (notional being value of swap +/- amount owed to Barclays for that month). As of January 31, 2017 the notional value of the swap was $214,742,447. The maximum risk of loss is the cash flows to be received from the counterparty until next valuation date (not the contract's remaining life), which is monthly.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ Andrew Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/30/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/30/17

By

/s/ James Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/30/17